CONCENTRATIONS	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS

6. CONCENTRATIONS

Concentration of Credit Risk

The Company maintains its cash and cash equivalents at a financial institution which may, at times, exceed federally insured limits. Historically, the Company has not experienced any losses in such accounts.

Major Customers

For the six months ended February 28, 2015, 1 customer represented 44% of net revenues and for the six months ended February 28, 2014, 2 customers represented 37% of net revenues. As of February 28, 2015, 4 customers represented 48% of accounts receivables.

6.	Concentrations

Concentration of Credit Risk

The Company maintains its cash and cash equivalents at a financial institution which may, at times, exceed federally insured limits. Historically, the Company has not experienced any losses in such accounts.

Major Customers

For the eight months ended August 31, 2014 and years ended December 31, 2013 and 2012, 2, 1 and 3 customers represented 34%, 30% and 48% of net revenues, respectively. For the eight months ended August 31, 2014 and December 31, 2013 and 2012, 2, 1 and 3 customers represented 29%, 71% and 43% of accounts receivable, respectively.